OPERATING, SELLING AND GENERAL EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING, SELLING AND GENERAL EXPENSE
Schedule of operating, selling and general expenses

($ millions)	2021	2020
Contract services(1)	4 090	4 165
Employee costs(1)	3 884	2 813
Materials	880	951
Energy	1 500	1 113
Equipment rentals and leases	418	361
Travel, marketing and other(2)	594	391
	11 366	9 794

(1)	The company incurred $8.6 billion of contract services and employee costs for the year ended December 31, 2021 (2020 – $7.5 billion), of which $8.0 billion (2020 – $7.0 billion) was recorded in Operating, Selling and General expense and $0.6 billion was recorded as Property, Plant and Equipment (2020 – $0.5 billion). Employee costs include salaries, benefits and share-based compensation.
(2)	Prior period amounts have been reclassified to align with the current year presentation of transportation and distribution expense. For the year ended December 31, 2020, $133 million was reclassified from operating, selling and general expense to transportation and distribution expense. This reclassification had no effect on net earnings (loss).